Interest Income, Net - Summary of Interest Income Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Other Income [Abstract]
Interest income	$ 16,941	$ 18,836	$ 9,636
Less: Interest expense	(780)	(35)
Add: Interest capitalization	527	15
Interest income, net	$ 16,688	$ 18,816	$ 9,636